SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Principal	$ 19,025,206	$ 1,288,887	$ 1,207,663
Accrued Interest		20,574	42,351
Total	19,025,206	1,309,461	1,250,014
Debt instrument, Principal	(5,335,738)
Debt instrument, accrued interest
Subtotal	(5,335,738)
Debt discount, principal	13,689,468	1,288,887
Debt discount, accrued interest		20,574
Debt Discount	13,689,468	1,309,461
Note Payable One [Member] | SBA EIDL [Member]
Short-Term Debt [Line Items]
Principal	149,169	149,169
Accrued Interest
Total	149,169	149,169
Note Payable Two [Member] | FVPO Funds [Member]
Short-Term Debt [Line Items]
Principal		91,758
Accrued Interest		20,574
Total		112,332
Note Payable Three [Member] | Grand Slam [Member]
Short-Term Debt [Line Items]
Principal	412,637	434,560	464,560
Accrued Interest
Total	412,637	434,560	464,560
Note Payable Four [Member] | FVPO Funds [Member]
Short-Term Debt [Line Items]
Principal	3,250,000	500,000
Accrued Interest
Total	3,250,000	500,000
Note Payable Five [Member] | FVPO Funds [Member]
Short-Term Debt [Line Items]
Principal	15,000,000
Accrued Interest
Total	15,000,000
Note Payable Six [Member] | SBA EIDL [Member]
Short-Term Debt [Line Items]
Principal	113,400	113,400
Accrued Interest
Total	113,400	113,400
Note Payable Seven [Member] | SBA [Member]
Short-Term Debt [Line Items]
Principal	100,000		263,300
Accrued Interest
Total	$ 100,000		263,300
Note Payable Eight [Member] | SBA PPP [Member]
Short-Term Debt [Line Items]
Principal			30,595
Accrued Interest
Total			30,595
Note Payable Nine [Member] | Feenix Payment Systems [Member]
Short-Term Debt [Line Items]
Principal			200,000
Accrued Interest			24,359
Total			200,000
Note Payable Ten [Member] | Feenix Payment Systems [Member]
Short-Term Debt [Line Items]
Principal			169,208
Accrued Interest			17,992
Total			169,208
Note Payable Eleven [Member] | Amigh LLC [Member]
Short-Term Debt [Line Items]
Principal			80,000
Accrued Interest
Total			$ 80,000